Employee Retirement Plans - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 01, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.34%	3.98%	4.81%
Rate of compensation increase	3.01%	3.01%	3.00%
Health care cost trend rate
Discount rate	3.97%	4.81%	4.16%
Expected long-term rate of return on plan assets	7.39%	7.42%	6.91%
Rate of compensation increase	3.01%	3.00%	3.14%
Pension Benefits [Member] | Defined Benefit Obligations [Member]
Health care cost trend rate
Years to ultimate	0 years	0 years	0 years
Pension Benefits [Member] | Net Periodic Costs [Member]
Health care cost trend rate
Years to ultimate	0 years	0 years	0 years
OPEB Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.61%	3.90%	4.65%	3.59%
Rate of compensation increase			3.00%
Health care cost trend rate
Discount rate	3.60%	4.65%	4.39%
Rate of compensation increase			3.11%
OPEB Benefits [Member] | Defined Benefit Obligations [Member]
Health care cost trend rate
Initial rate	7.47%	7.00%	7.49%
Ultimate rate	4.50%	4.50%	4.50%
Years to ultimate	12 years	9 years	10 years
OPEB Benefits [Member] | Net Periodic Costs [Member]
Health care cost trend rate
Initial rate	7.00%	7.49%	6.63%
Ultimate rate	4.50%	4.50%	4.50%
Years to ultimate	9 years	10 years	11 years